INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Balance at the beginning of the year	¥ 140,255,931	¥ 107,782,306	¥ 40,764,285
Additions	31,752,295	32,473,625	68,593,841
Reduction	(25,063,570)		(1,575,820)
Balance at the end of the year	¥ 146,944,656	¥ 140,255,931	¥ 107,782,306